UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-03931

 Clipper Fund, Inc.
(Exact name of registrant as specified in charter)

9601 Wilshire Blvd. Suite 800, Beverly Hills, CA 90210
(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (800) 776-5033

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

Clipper Fund
Period Covered: July 1, 2003 to June 30, 2004

Quarter Ended: September 30, 2003				Proxies Voted
Portfolio Company Name	Ticker	Cusip	Meeting Date	With Management	Against Management
Tenet Healthcare Corporation	THC	88033G100	07/23/03	1,2,3,4

Note: All proposals are by management unless otherwise indicated.
1	To elect members to the Board of Directors.
2	Proposal to approve the amended and restated articles of incorporation to provide for the annual election of directors.
3	Proposal to ratify the selection of KPMG LLP as independent auditors for the fiscal year ending December 31, 2003.
4	Shareholder proposal regarding independence of the board of directors.

Quarter Ended: December 31, 2003				Proxies Voted
Portfolio Company Name	Ticker	Cusip	Meeting Date	With Management	Against Management
Sara Lee Corporation	SLE	803111103	10/30/03	1,2,3,4

Note: All proposals are by management unless otherwise indicated.
1	To elect members to the Board of Directors.
2	Ratification of the appointment of PWC as Sara Lee's independent accountants for fiscal 2004.
3	To vote on a stockholder proposal regarding charitable contributions.
4	To vote on a stockholder proposal regarding Sara Lees's code of conduct.

Quarter Ended: March 31, 2004				Proxies Voted
Portfolio Company Name	Ticker	Cusip	Meeting Date	With Management	Against Management
Tyson Foods, Inc.	TSN	902494103	02/06/04	Abstained*
Tyco International LTD.	TYC	902124106	03/25/04	1,2,3,4,5,6,7
Federal Home Loan Mortgage Corp.	FRE	313400301	03/31/04	1,2

* Shares sold from account.
Note: All proposals are by management unless otherwise indicated.
1	To elect members to the Board of Directors.
2	Ratification of the selection of independent accountants.
3	Adoption of the amended and restated bye-laws.
4	Approval of Tyco 2004 stock and incentive plan.
5	Shareholder proposal regarding environmental reporting.
6	Shareholder proposal to change Tyco's jurisdiction of incorporation from Bermuda to a U.S. state.
7	Shareholder proposal on "common sense" executive compensation.

Quarter Ended: June 30, 2004				Proxies Voted
Portfolio Company Name	Ticker	Cusip	Meeting Date	With Management	Against Management
Wyeth	WYE	983024100	4/22/2004	1,2,3,4
Pfizer, Inc.	PFE	717081103	4/22/2004	1,2,5,6,7,8,9,10,11,12
Merrill Lynch	MER	590188108	4/23/2004	1,2,13,14
American Express Company	AXP	25816109	4/26/2004	1,2,15,16
Kraft Foods	KFT	50075N104	4/27/2004	1,2
Altria Group, Inc.	MO	02209S103	4/29/2004	1,2,17,18,19,20,21,22
Apartment Investment & Mgmt. Co.	AIV	03748R101	4/30/2004	1,2,23,24
UST, Inc.	UST	902911106	5/4/2004	1,2,25,26
Tenet Healthcare	THC	88033G100	5/6/2004	1,2
Pitney Bowes Inc.	PBI	724479100	5/10/2004	1,2,27
CVS Corporation	CVS	126650100	5/12/2004	1,2,28,29
The Interpublic Group of Companies, Inc.	IPG	460690100	5/18/2004	1,2,30,31,32
Equity Office Properties Trust	EOP	294741103	5/19/2004	1,2
Safeway, Inc.	SWY	786514208	5/20/2004	1,2,33,34,35,36,37,38,39,40
Time Warner	TWX	887317105	5/21/2004	1,2,41,42
Electronic Data Systems	EDS	285661104	5/25/2004	1,2	43,44,45
Fannie Mae	FNM	313586109	5/25/2004	1,2,46,47
HCA, Inc.	HCA	404119109	5/27/2004	1,2,48
Old Republic	ORI	680553104	5/28/2004	1
The Kroger Company	KR	501044101	6/24/2004	1,2,49,50,51

Note: All proposals are by management unless otherwise indicated.
1	To elect members to the Board of Directors.
2	Ratification of the selection of independent accountants.
3	Adoption of the stockholder proposal on access to and affordability of prescription drugs.
4	Adoption of the stockholder proposal on animal testing.
5	A proposal to approve the Pfizer Inc. 2004 stock plan.
6	Shareholder proposal requesting review of the economic effects of the HIV/Aids, TB and malaria pandemics on the company's business strategy.
7	Shareholder proposal relating to political contributions.
8	Shareholder proposal relating to an annual report on corporate resources devoted to supporting political entities or candidates.
9	Shareholder proposal seeking to impose term limits on directors.
10	Shareholder proposal requesting a report on increasing access to Pfizer products.
11	Shareholder proposal on stock options.
12	Shareholder proposal on in vitro testing.
13	Institute cumulative voting.
14	Independent chairman separate from chief executive officer.
15	Shareholder proposal to establish six-year limits for directors.
16	Shareholder proposal requesting a separate annual report describing the company's political contributions.
17	Stockholder Proposal 1- Phillip Morris and ways of more adequately warning pregnant women.
18	Stockholder Proposal 2- Report on health risks associated with filters.
19	Stockholder Proposal 3- Political disclosure resolution.
20	Stockholder Proposal 4- Cease promoting light and ultralight brands.
21	Stockholder Proposal 5- Voluntarily place Canadian-type warnings on all its cigarette packs worldwide.
22	Stockholder Proposal 6- Amend the by-laws to require that an independent director who has not served as the chief executive of the company serve as board chair.
23	To Approve the sale of high performance units.
24	To urge the compensation and human resources committee of the board to establish a policy to seek stockholder approval of certain executive severance arrangement.
25	Stockholder Proposal: Shareholder input on poison pills.
26	Stockholder Proposal: Reducing nitrosamines (TSNA) in oral snuff
27	Stockholder proposal relating to political contributions.
28	Proposal to approve an amendment to the company's 1997 incentive compensation plan.
29	Stockholder proposal regarding executive compensation.
30	Approval of 2004 performance incentive plan.
31	Approval of the Interpublic non-management directors stock incentive plan.
32	Approval of proposed shareholder resolution on Northern Ireland.
33	Approval and amendment to the restated certificate of incorporation to eliminate the classification of the board of directors.
34

Approval of stock option exchange program for employees (excluding executive officers) providing for the exchange of options previously granted under the 1999 amended and restated equity participation plan of Safeway Inc.

35	Stockholder proposal regarding independent director as chairman of the board.
36	Stockholder proposal regarding cumulative voting.
37	Stockholder proposal report on impact of genetically engineered food.
38	Stockholder proposal regarding sustainability report.
39	Stockholder proposal regarding political contribution and participation report.
40	Stockholder proposal regarding expensing stock options.
41	Stockholder proposal regarding China business principles.
42	Stockholder proposal regarding report on pay disparity.
43	Shareholder proposal regarding classified board.
44	Shareholder proposal regarding rights plan.
45	Shareholder proposal regarding majority vote.
46	Approval of the amendment to the Fannie Mae employee stock purchase plan.
47	Stockholder proposal to reinstate cumulative voting.
48	Approval of the HCA Inc. amended and restated management stock purchase plan.
49	Approve shareholder proposal, if properly presented, to amend regulations to require all directors to be elected annually.
50	Approve shareholder proposal, if properly presented, to recommend separation of and chief executive officer positions.
51	Approve shareholder proposal, if properly presented, to recommend shareholder approval of severance agreements.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) Clipper Fund, Inc.

By (Signature and Title):   /s/  James H. Gipson
James H. Gipson, Chairman and President

Date: August 13, 2004